Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
Deferred tax assets and liabilities presented on the consolidated balance sheets are as follows (in thousands):

	December 31,
	2012	2011
Current deferred tax asset (liability)	$3,124	$(735)
Non-current deferred tax liability	(5,322)	(2,764)
Net deferred tax liability	$(2,198)	$(3,499)

The following table details the components of our deferred tax assets and liabilities (in thousands):

	December 31,
	2012	2011
DEFERRED TAX ASSETS
Reserve for employee benefits	$1,241	$305
Provision for doubtful accounts	85	143
Deferred compensation	671	614
Asset retirement obligation	261	244
Progressive slot and players’ club liabilities	1,918	199
Tax benefit of current year NOL	1,355	4,635
Equity compensation	761	369
Restructuring costs	280	400
General business credits	—	181
AMT credit	573	—
Litigation reserve	—	441
Gaming taxes	600	—
Other	805	612
Gross deferred tax assets	8,550	8,143
DEFERRED TAX LIABILITIES
Depreciation and amortization	(8,553)	(8,714)
Prepaid services and supplies	(2,195)	(2,928)
Gross deferred tax liabilities	(10,748)	(11,642)
Deferred tax liabilities, net	$(2,198)	$(3,499)

Components of income tax expense
The following table presents the components of our income tax provision attributable to pre-tax income from continuing operations, as well as the income tax benefit attributable to pre-tax income from discontinued operations (in thousands):

	Year Ended December 31, 2012	Nine Months Ended December 31, 2011
CURRENT
Federal	$1,917	$—
State	(438)	(197)
Total current taxes	1,479	(197)
DEFERRED
Federal	(3,746)	(3,802)
State	(220)	(223)
Total deferred taxes	(3,966)	(4,025)
Provision for income taxes related to continuing operations	(2,487)	(4,222)
Benefit from income taxes related to discontinued operations	3,271	527
Total benefit from (provision for) income tax	$784	$(3,695)

Effective income tax rate reconciliation
The following table presents a reconciliation between the federal statutory rate and the effective income tax rate, expressed as a percentage of pre-tax income:

	December 31,
	2012	2011
Tax at federal statutory rate	34.0%	34.0%
State income tax	2.0%	2.0%
Non-deductible expense	2.6%	2.5%
Opening balance adjustment	—%	18.0%
General business credit	(3.7)%	(2.3)%
Effective tax rate related to continuing operations	34.9%	54.2%
Effective tax rate related to discontinued operations	36.0%	36.0%
Total effective tax rate	39.9%	58.4%